Acquisitions (Details 5)	Dec. 31, 2012
Txtstation [Member]
Customer contracts	5 years
Customer relationships	0 years
Trade name	1 year
Technology / IP	5 years
Non-compete	1 year 6 months
Goodwill	0 years
Parent Company [Member]
Customer contracts	0 years
Customer relationships	2 years
Trade name	5 years
Technology / IP	5 years
Non-compete	2 years
Goodwill	0 years
BoomText [Member]
Customer contracts	0 years
Customer relationships	2 years
Trade name	1 year
Technology / IP	1 year
Non-compete	2 years
Goodwill	0 years